Lease (Details) - Schedule of Maturities of Lease Liabilities	Dec. 31, 2023 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2024	$ 173,561
2025	14,789
2026	7,747
2027	7,747
Total lease payments	203,844
Less: imputed interest	10,514
Present value of lease liabilities	$ 193,330